UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         The Dow Chemical Company
Address:      2030 Dow Center
              Midland, MI  48764


Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald C. Edmonds
Title:   Vice President & Controller
Phone:   989-636-5018


Signature, Place, and Date of Signing:


   /s/ Ronald C. Edmonds              Midland, MI           February 14, 2012
---------------------------    ------------------------   ----------------------
        [Signature]                  [City, State]                 [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:          68
Form 13F Information Table Value Total:          $1,040,757
                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F
No. File Number       Name

01  28-07248          Diamond Capital Management Inc.


                                                    FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2    COLUMN 3     COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                  VALUE       SHRS OR    SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER         CLASS       CUSIP       (X$1000)     PRN AMT    PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
----------------------- ----------- ------------ ----------- ------------ ----- ----- ------------ ---------- -------- ------ ------

SPDR S&P 500 ETF TR       TR UNIT    78462F103      368,089    2,932,981   SH           Defined        1     2,932,981
------------------------------------------------------------------------------------------------------------------------------------
                           MSCI
ISHARES TR               EMERG MKT   464287234      244,956    6,456,418   SH           Defined        1     6,456,418
------------------------------------------------------------------------------------------------------------------------------------
                           S&P
ISHARES TR               500 INDEX   464287200       59,001      468,412   SH           Defined        1       468,412
------------------------------------------------------------------------------------------------------------------------------------
                           SBI
SELECT SECTOR SPDR TR    INT-UTILS   81369Y886       38,773    1,077,613   SH           Defined        1     1,077,613
------------------------------------------------------------------------------------------------------------------------------------
SPDR DOW JONES INDL
AVRG ETF                 UT SER 1    78467X109       28,696      235,500   SH           Defined        1       235,500
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR  SBI INT-FINL  81369Y605       26,546    2,042,003   SH           Defined        1     2,042,003
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD INTL EQUITY       MSCI
INDEX F                 EMR MKT ETF  922042858       24,876      651,022   SH           Defined        1       651,022
------------------------------------------------------------------------------------------------------------------------------------
                          LARGE
VANGUARD INDEX FDS        CAP ETF    922908637       24,643      430,000   SH           Defined        1       430,000
------------------------------------------------------------------------------------------------------------------------------------
                            SBI
SELECT SECTOR SPDR TR     INT-INDS   81369Y704       22,549      668,107   SH           Defined        1       668,107
------------------------------------------------------------------------------------------------------------------------------------
                            SBI
SELECT SECTOR SPDR TR    CONS STPLS  81369Y308       16,176      497,876   SH           Defined        1       497,876
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO         COM      742718109       11,201      167,900   SH           Defined        1       167,900
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC               COM      17275R102        9,116      504,200   SH           Defined        1       504,200
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp              COM      594918104        8,357      321,900   SH           Defined        1       321,900
------------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies Inc     COM      00971T101        7,395      229,090   SH           Defined        1       229,090
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc        COM      48203R104        6,960      341,000   SH           Defined        1       341,000
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp             COM      580135101        6,521       65,000   SH           Defined        1        65,000
------------------------------------------------------------------------------------------------------------------------------------
                            SBI
SELECT SECTOR SPDR TR    INT-ENERGY  81369Y506        6,427       92,963   SH           Defined        1        92,963
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp                 COM      67066G104        6,348      458,000   SH           Defined        1       458,000
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                    COM      00206R102        6,048      200,000   SH           Defined        1       200,000
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology
Group Ltd                   ORD      G5876H105        5,781      417,400   SH           Defined        1       417,400
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp               COM      871503108        5,528      353,200   SH           Defined        1       353,200
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CO             COM      37045V100        5,513      272,000   SH           Defined        1       272,000
------------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc             CL A     50075N104        5,230      140,000   SH           Defined        1       140,000
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP
NEW                         COM      912909108        5,198      196,431   SH           Defined        1       196,431
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC NEW          COM      58933Y105        4,920      130,500   SH           Defined        1       130,500
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA   SPONSORED
PETRO                       ADR      71654V408        4,597      185,000   SH           Defined        1       185,000
------------------------------------------------------------------------------------------------------------------------------------
Nabors Industries Ltd       SHS      G6359F103        4,543      262,000   SH           Defined        1       262,000
------------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp      COM      101137107        4,539      850,000   SH           Defined        1       850,000
------------------------------------------------------------------------------------------------------------------------------------
NETAPP INC                  COM      64110D104        4,421      121,900   SH           Defined        1       121,900
------------------------------------------------------------------------------------------------------------------------------------
                            SBI
SELECT SECTOR SPDR TR    CONS DISCR  81369Y407        4,324      110,827   SH           Defined        1       110,827
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                   COM      031162100        4,321       67,300   SH           Defined        1        67,300
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp               CL A     111320107        3,964      135,000   SH           Defined        1       135,000
------------------------------------------------------------------------------------------------------------------------------------
                         SPONSORED
NOKIA CORP                  ADR      654902204        3,789      786,200   SH           Defined        1       786,200
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
COPPER & GO                 COM      35671D857        3,679      100,000   SH           Defined        1       100,000
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                 COM      002824100        3,458       61,500   SH           Defined        1        61,500
------------------------------------------------------------------------------------------------------------------------------------
                         SPONSORED
Ensco PLC                   ADR      29358Q109        3,378       72,000   SH           Defined        1        72,000
------------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO NEW               COM      61945C103        2,774       55,000   SH           Defined        1        55,000
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc               COM      585055106        2,660       69,530   SH           Defined        1        69,530
------------------------------------------------------------------------------------------------------------------------------------


                                                    FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2    COLUMN 3     COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                  VALUE       SHRS OR    SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER         CLASS       CUSIP       (X$1000)     PRN AMT    PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
----------------------- ----------- ------------ ----------- ------------ ----- ----- ------------ ---------- -------- ------ ------

Halliburton Co              COM      406216101        2,588       75,000   SH           Defined        1        75,000
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co         COM      46625H100        2,494       75,000   SH           Defined        1        75,000
------------------------------------------------------------------------------------------------------------------------------------
Baxter International
Inc                         COM      071813109        2,474       50,000   SH           Defined        1        50,000
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA SOLUTIONS INC    COM NEW    620076307        2,381       51,428   SH           Defined        1        51,428
------------------------------------------------------------------------------------------------------------------------------------
MARATHON PETE CORP          COM      56585A102        2,330       70,000   SH           Defined        1        70,000
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD FINL SVCS
GROUP INC                   COM      416515104        2,113      130,000   SH           Defined        1       130,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION                 COM      060505104        1,960      352,500   SH           Defined        1       352,500
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                 COM      713448108        1,858       28,000   SH           Defined        1        28,000
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY TECHNOLOGIES
INC                         COM      01741R102        1,606       33,600   SH           Defined        1        33,600
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc             COM NEW    172967424        1,579       60,000   SH           Defined        1        60,000
------------------------------------------------------------------------------------------------------------------------------------
Entropic Communications
Inc                         COM      29384R105        1,566      306,444   SH           Defined        1       306,444
------------------------------------------------------------------------------------------------------------------------------------
Acme Packet Inc             COM      004764106        1,546       50,000   SH           Defined        1        50,000
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc         COM      375558103        1,375       33,600   SH           Defined        1        33,600
------------------------------------------------------------------------------------------------------------------------------------
AES Corp                    COM      00130H105        1,362      115,000   SH           Defined        1       115,000
------------------------------------------------------------------------------------------------------------------------------------
Arch Coal Inc               COM      039380100        1,016       70,000   SH           Defined        1        70,000
------------------------------------------------------------------------------------------------------------------------------------
Corning Inc                 COM      219350105          961       74,000   SH           Defined        1        74,000
------------------------------------------------------------------------------------------------------------------------------------
                            SBI
SELECT SECTOR SPDR TR    HEALTHCARE  81369Y209          930       26,821   SH           Defined        1        26,821
------------------------------------------------------------------------------------------------------------------------------------
                            SBI
SELECT SECTOR SPDR TR     MATERIALS  81369Y100          670       20,000   SH           Defined        1        20,000
------------------------------------------------------------------------------------------------------------------------------------
                           PSHS
PROSHARES TR            ULT S&P 500  74347R107          510       11,000   SH           Defined        1        11,000
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC               COM      12572Q105          487        2,000   SH           Defined        1         2,000
------------------------------------------------------------------------------------------------------------------------------------
NEUROGESX INC               COM      641252101          390      459,032   SH           Defined        1       459,032
------------------------------------------------------------------------------------------------------------------------------------
Insulet Corp                COM      45784P101          384       20,375   SH           Defined        1        20,375
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR   TECHNOLOGY   81369Y803          206        8,082   SH           Defined        1         8,082
------------------------------------------------------------------------------------------------------------------------------------
Amicus Therapeutics Inc     COM      03152W109           76       22,162   SH           Defined        1        22,162
------------------------------------------------------------------------------------------------------------------------------------
Alexza Pharmaceuticals
Inc                         COM      015384100           57       69,246   SH           Defined        1        69,246
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp               CL A     111320107           56          300   SH   Call    Defined        1           300
------------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO NEW               COM      61945C103        2,017       40,000   SH   Call    Defined        1        40,000
------------------------------------------------------------------------------------------------------------------------------------
Cyclacel
Pharmaceuticals Inc         COM      23254L108           19       32,015   SH           Defined        1        32,015
------------------------------------------------------------------------------------------------------------------------------------
Adolor Corporation          COM      00724X102          172       36,521   SH            Sole                   36,521
------------------------------------------------------------------------------------------------------------------------------------
Tesla Motors Inc            COM      88160R101          281        8,850   SH            Sole                    8,850
------------------------------------------------------------------------------------------------------------------------------------